                        SUPPLEMENT DATED AUGUST 20, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                            EQUITY GROWTH PORTFOLIO
                           EMERGING GROWTH PORTFOLIO
                          AGGRESSIVE EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Prospectus is hereby amended and supplemented to reflect (i) that the name of the Active Country Allocation Portfolio has been changed to the Active International Allocation Portfolio; (ii) the reorganization of the Small Cap Value Equity and Balanced Portfolios into portfolios of MAS Funds; and (iii) the re-opening of the Emerging Markets Portfolio to new investors.

                                 --------------

    Effective August 10, 1998, the Active Country Allocation Portfolio will be known as the Active International Allocation Portfolio.

                                 --------------

    The Small Cap Value Equity and Balanced Portfolios are no longer part of the Morgan Stanley Institutional Fund, Inc. Following approval by shareholders at a meeting held on June 19, 1998, the Portfolios have liquidated and reorganized into portfolios of MAS Funds.

                                 --------------

    The first paragraph under "EXCHANGE FEATURES" on page 30 is hereby deleted and replaced with the following:

        You may exchange shares of each Portfolio that you own for shares of any other available portfolio(s) of the Fund, subject to certain limitations. You cannot exchange for shares of the International Equity Portfolio because it is currently closed to new investors. In addition, certain portfolios are not operational or may be unavailable to shareholders who purchased portfolio shares through a Financial Intermediary. Contact your Financial Intermediary to determine which portfolios are available for exchange.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SUPPLEMENT DATED AUGUST 20, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                           EMERGING MARKETS PORTFOLIO
                        EMERGING MARKETS DEBT PORTFOLIO
                            LATIN AMERICAN PORTFOLIO

                               PORTFOLIOS OF THE

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Prospectus is hereby amended and supplemented to reflect (i) that the name of the Active Country Allocation Portfolio has been changed to the Active International Allocation Portfolio; (ii) the reorganization of the Small Cap Value Equity and Balanced Portfolios into portfolios of MAS Funds; and (iii) the re-opening of the Emerging Markets Portfolio to new investors.
                                 --------------

    Effective August 10, 1998, the Active Country Allocation Portfolio will be known as the Active International Allocation Portfolio.
                                 --------------

    The Small Cap Value Equity and Balanced Portfolios are no longer part of the Morgan Stanley Institutional Fund, Inc. Following approval by shareholders at a meeting held on June 19, 1998, the Portfolios have liquidated and reorganized into portfolios of MAS Funds.
                                 --------------

    The first paragraph on the cover page of the Prospectus is hereby deleted and replaced with the following:

        Morgan Stanley Institutional Fund, Inc. (the "Fund") is a no-load, open-end management investment company, or mutual fund, which offers redeemable shares in a series of diversified and non-diversified investment portfolios ("portfolios"). The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. The Fund currently consists of thirty portfolios representing a broad range of investment choices. This prospectus (the "Prospectus") pertains to the Class A and the Class B shares of the Emerging Markets, Emerging Markets Debt and Latin American Portfolios (each, a "Portfolio" and collectively, the "Portfolios"). The Class A and Class B shares currently offered by the Portfolios have different minimum investment requirements and fund expenses. Shares of the Portfolios are offered with no sales charge, exchange fee or redemption fee.
                                 --------------

    The first paragraph under "EXCHANGE FEATURES" on page 37 is hereby deleted and replaced with the following:

        You may exchange shares of each Portfolio that you own for shares of any other available portfolio(s) of the Fund, subject to certain limitations. You cannot exchange for shares of the International Equity Portfolio because it is currently closed to new investors. In addition, certain portfolios are not operational or may be unavailable to shareholders who purchased portfolio shares through a Financial Intermediary. Contact your Financial Intermediary to determine which portfolios are available for exchange.
                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SUPPLEMENT DATED AUGUST 20, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                            GLOBAL EQUITY PORTFOLIO
                         INTERNATIONAL EQUITY PORTFOLIO
                       INTERNATIONAL SMALL CAP PORTFOLIO
                           EUROPEAN EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Prospectus is hereby amended and supplemented to reflect (i) that the name of the Active Country Allocation Portfolio has been changed to the Active International Allocation Portfolio; (ii) the reorganization of the Small Cap Value Equity and Balanced Portfolios into portfolios of MAS Funds; and (iii) the re-opening of the Emerging Markets Portfolio to new investors.

                                 --------------

    Effective August 10, 1998, the Active Country Allocation Portfolio will be known as the Active International Allocation Portfolio.

                                 --------------

    The Small Cap Value Equity and Balanced Portfolios are no longer part of the Morgan Stanley Institutional Fund, Inc. Following approval by shareholders at a meeting held on June 19, 1998, the Portfolios have liquidated and reorganized into portfolios of MAS Funds.

                                 --------------

    The first paragraph under "EXCHANGE FEATURES" on page 26 is hereby deleted and replaced with the following:

        You may exchange shares of each Portfolio that you own for shares of any other available portfolio(s) of the Fund, subject to certain limitations. You cannot exchange for shares of the International Equity Portfolio because it is currently closed to new investors. In addition, certain portfolios are not operational or may be unavailable to shareholders who purchased portfolio shares through a Financial Intermediary. Contact your Financial Intermediary to determine which portfolios are available for exchange.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SUPPLEMENT DATED AUGUST 20, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                         EUROPEAN REAL ESTATE PORTFOLIO
                          ASIAN REAL ESTATE PORTFOLIO
                           U.S. REAL ESTATE PORTFOLIO

                               PORTFOLIOS OF THE

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Prospectus is hereby amended and supplemented to reflect (i) that the name of the Active Country Allocation Portfolio has been changed to the Active International Allocation Portfolio; (ii) the reorganization of the Small Cap Value Equity and Balanced Portfolios into portfolios of MAS Funds; and (iii) the re-opening of the Emerging Markets Portfolio to new investors.

                                 --------------

    Effective August 10, 1998, the Active Country Allocation Portfolio will be known as the Active International Allocation Portfolio.

                                 --------------

    The Small Cap Value Equity and Balanced Portfolios are no longer part of the Morgan Stanley Institutional Fund, Inc. Following approval by shareholders at a meeting held on June 19, 1998, the Portfolios have liquidated and reorganized into portfolios of MAS Funds.

                                 --------------

    The first paragraph under "EXCHANGE FEATURES" on page 31 is hereby deleted and replaced with the following:

        You may exchange shares of each Portfolio that you own for shares of any other available portfolio(s) of the Fund, subject to certain limitations. You cannot exchange for shares of the International Equity Portfolio because it is currently closed to new investors. In addition, certain portfolios are not operational or may be unavailable to shareholders who purchased portfolio shares through a Financial Intermediary. Contact your Financial Intermediary to determine which portfolios are available for exchange.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SUPPLEMENT DATED AUGUST 20, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                         INTERNATIONAL MAGNUM PORTFOLIO

                               A PORTFOLIO OF THE

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Prospectus is hereby amended and supplemented to reflect (i) that the name of the Active Country Allocation Portfolio has been changed to the Active International Allocation Portfolio; (ii) the reorganization of the Small Cap Value Equity and Balanced Portfolios into portfolios of MAS Funds; and (iii) the re-opening of the Emerging Markets Portfolio to new investors.

                                 --------------

    Effective August 10, 1998, the Active Country Allocation Portfolio will be known as the Active International Allocation Portfolio.

                                 --------------

    The Small Cap Value Equity and Balanced Portfolios are no longer part of the Morgan Stanley Institutional Fund, Inc. Following approval by shareholders at a meeting held on June 19, 1998, the Portfolios have liquidated and reorganized into portfolios of MAS Funds.

                                 --------------

    The first paragraph under "EXCHANGE FEATURES" on page 24 is hereby deleted and replaced with the following:

        You may exchange shares of the Portfolio that you own for shares of any other available portfolio(s) of the Fund, subject to certain limitations. You cannot exchange for shares of the International Equity Portfolio because it is currently closed to new investors. In addition, certain portfolios are not operational or may be unavailable to shareholders who purchased portfolio shares through a Financial Intermediary. Contact your Financial Intermediary to determine which portfolios are available for exchange.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SUPPLEMENT DATED AUGUST 20, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                              TECHNOLOGY PORTFOLIO

                               A PORTFOLIO OF THE

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Prospectus is hereby amended and supplemented to reflect (i) that the name of the Active Country Allocation Portfolio has been changed to the Active International Allocation Portfolio; (ii) the reorganization of the Small Cap Value Equity and Balanced Portfolios into portfolios of MAS Funds; and (iii) the re-opening of the Emerging Markets Portfolio to new investors.

                                 --------------

    Effective August 10, 1998, the Active Country Allocation Portfolio will be known as the Active International Allocation Portfolio.

                                 --------------

    The Small Cap Value Equity and Balanced Portfolios are no longer part of the Morgan Stanley Institutional Fund, Inc. Following approval by shareholders at a meeting held on June 19, 1998, the Portfolios have liquidated and reorganized into portfolios of MAS Funds.

                                 --------------

    The first paragraph under "EXCHANGE FEATURES" on page 26 is hereby deleted and replaced with the following:

        You may exchange shares of the Portfolio that you own for shares of any other available portfolio(s) of the Fund, subject to certain limitations. You cannot exchange for shares of the International Equity Portfolio because it is currently closed to new investors. In addition, certain portfolios are not operational or may be unavailable to shareholders who purchased portfolio shares through a Financial Intermediary. Contact your Financial Intermediary to determine which portfolios are available for exchange.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SUPPLEMENT DATED AUGUST 20, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                             FIXED INCOME PORTFOLIO
                            MUNICIPAL BOND PORTFOLIO
                      MORTGAGE-BACKED SECURITIES PORTFOLIO
                             MONEY MARKET PORTFOLIO
                        MUNICIPAL MONEY MARKET PORTFOLIO

                               PORTFOLIOS OF THE

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Prospectus is hereby amended and supplemented in order to (i) reflect that the name of the Active Country Allocation Portfolio has been changed to the Active International Allocation Portfolio; (ii) reflect the reorganization of the Small Cap Value Equity and Balanced Portfolios into portfolios of MAS Funds;
(iii) permit the Money Market Portfolio to invest in money market instruments which have remaining maturites of 397 days or less; and (iv) reflect the re-opening of the Emerging Markets Portfolio to new investors.
                                 --------------

    Effective August 10, 1998, the Active Country Allocation Portfolio will be known as the Active International Allocation Portfolio.
                                 --------------

    The Small Cap Value Equity and Balanced Portfolios are no longer part of the Morgan Stanley Institutional Fund, Inc. Following approval by shareholders at a meeting held on June 19, 1998, the Portfolios have liquidated and reorganized into portfolios of MAS Funds.
                                 --------------

    The first sentence under "THE MONEY MARKET PORTFOLIO" on page 15 is hereby deleted and replaced by the following:

        The Money Market Portfolio seeks to maximize current income and preserve capital while maintaining high levels of liquidity by investing in the following high quality money market instruments which have remaining maturities of 397 days or less.
                                 --------------

    The first paragraph under "EXCHANGE FEATURES" on page 32 is hereby deleted and replaced with the following:

        You may exchange shares of each Portfolio that you own for shares of any other available portfolio(s) of the Fund, subject to certain limitations. You cannot exchange for shares of the International Equity Portfolio because it is currently closed to new investors. In addition, certain portfolios are not operational or may be unavailable to shareholders who purchased portfolio shares through a Financial Intermediary. Contact your Financial Intermediary to determine which portfolios are available for exchange.
                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SUPPLEMENT DATED AUGUST 20, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                           U.S. EQUITY PLUS PORTFOLIO

                               A PORTFOLIO OF THE

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Prospectus is hereby amended and supplemented to reflect (i) that the name of the Active Country Allocation Portfolio has been changed to the Active International Allocation Portfolio; (ii) the reorganization of the Small Cap Value Equity and Balanced Portfolios into portfolios of MAS Funds; and (iii) the re-opening of the Emerging Markets Portfolio to new investors.

                                 --------------

    Effective August 10, 1998, the Active Country Allocation Portfolio will be known as the Active International Allocation Portfolio.

                                 --------------

    The Small Cap Value Equity and Balanced Portfolios are no longer part of the Morgan Stanley Institutional Fund, Inc. Following approval by shareholders at a meeting held on June 19, 1998, the Portfolios have liquidated and reorganized into portfolios of MAS Funds.

                                 --------------

    The first paragraph under "EXCHANGE FEATURES" on page 23 is hereby deleted and replaced with the following:

        You may exchange shares of the Portfolio that you own for shares of any other available portfolio(s) of the Fund, subject to certain limitations. You cannot exchange for shares of the International Equity Portfolio because it is currently closed to new investors. In addition, certain portfolios are not operational or may be unavailable to shareholders who purchased portfolio shares through a Financial Intermediary. Contact your Financial Intermediary to determine which portfolios are available for exchange.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SUPPLEMENT DATED AUGUST 20, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                             ASIAN EQUITY PORTFOLIO
                           JAPANESE EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

                                 -------------

    The Prospectus is hereby amended and supplemented to reflect (i) that the name of the Active Country Allocation Portfolio has been changed to the Active International Allocation Portfolio; (ii) the reorganization of the Small Cap Value Equity and Balanced Portfolios into portfolios of MAS Funds; (iii) a change in the portfolio management of the Asian Equity Portfolio; and (iv) the re-opening of the Emerging Markets Portfolio to new investors.

                                 --------------

    Effective August 10, 1998, the Active Country Allocation Portfolio will be known as the Active International Allocation Portfolio.

                                 --------------

    The Small Cap Value Equity and Balanced Portfolios are no longer part of the Morgan Stanley Institutional Fund, Inc. Following approval by shareholders at a meeting held on June 19, 1998, the Portfolios have liquidated and reorganized into portfolios of MAS Funds.

                                 --------------

    Timothy Jensen now shares primary responsibility for managing the assets of the Asian Equity Portfolio with Vinod Sethi. Accordingly, the first paragraph under "PORTFOLIO MANAGERS." on page 21 is hereby deleted and replaced with the following:

   ASIAN EQUITY PORTFOLIO--VINOD SETHI, TIMOTHY JENSEN AND ASHUTOSH
   SINHA. Vinod Sethi joined the Adviser in 1989 and since then, has been actively involved in the Adviser's emerging market group. Mr. Sethi is a Managing Director of Morgan Stanley and the Adviser and is the Adviser's Chief Investment Officer for the Asian region. He received his undergraduate degree in Chemical Engineering from I.I.T. (Bombay) and his M.B.A. from New York University School of Business. Timothy Jensen joined the Adviser in 1998. He is a Principal of Morgan Stanley and the Adviser and a member of the Adviser's emerging markets group focusing primarily on the East Asian markets. Prior to joining the Adviser, he was a Partner at Ardsley Partners, where he managed a portion of the emerging markets assets. Prior to that, he was a Vice President at Bankers Trust where he was responsible for a Latin American equity portfolio. He graduated from Harvard College with a B.A. in History and received an M.B.A. in Finance from UCLA. Ashutosh Sinha joined the Adviser in 1995. He is a Vice President of Morgan Stanley and the Adviser and a member of the Adviser's emerging markets group focusing primarily on the East Asian and Middle Eastern markets. Prior to joining the Adviser, he spent two years at SBI Funds Management Ltd., where he was an analyst for the India Magnum Fund. Previous to that, he worked for three years as a consultant for Citicorp Overseas Software Ltd. He graduated from IIT, Kanpur with a degree in Electrical Engineering and received an M.B.A. from the Indian Institute of Management, Calcutta. Mr. Jensen and Mr. Sinha have shared primary responsibility for managing the Asian Equity Portfolio since August 1, 1998.

                                 --------------

    The first paragraph under "EXCHANGE FEATURES" on page 27 is hereby deleted and replaced with the following:

        You may exchange shares of each Portfolio that you own for shares of any other available portfolio(s) of the Fund, subject to certain limitations. You cannot exchange for shares of the International Equity Portfolio because it is currently closed to new investors. In addition, certain portfolios are not operational or may be unavailable to shareholders who purchased portfolio shares through a Financial Intermediary. Contact your Financial Intermediary to determine which portfolios are available for exchange.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SUPPLEMENT DATED AUGUST 20, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                        SMALL CAP VALUE EQUITY PORTFOLIO
                             VALUE EQUITY PORTFOLIO
                               BALANCED PORTFOLIO
                         GLOBAL FIXED INCOME PORTFOLIO
                              HIGH YIELD PORTFOLIO

                               PORTFOLIOS OF THE

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Prospectus is hereby amended and supplemented to reflect (i) a change in the portfolio management of the Global Fixed Income Portfolio; (ii) the re-opening of the Emerging Markets Portfolio to new investors; (iii) a change in the dividend and capital gains distribution policy for the High Yield Portfolio;
(iv) that the name of the Active Country Allocation Portfolio has been changed to the Active International Allocation Portfolio; and (v) the reorganization of the Small Cap Value Equity and Balanced Portfolios into portfolios of MAS Funds.
                                 --------------

    Robert M. Smith and Richard B. Worley will no longer serve as Portfolio Managers of the Global Fixed Income Portfolio. J. David Germany, Michael B. Kushma, Paul F. O'Brien and Ram Willner now share primary responsibility for managing the assets of the Global Fixed Income Portfolio. Accordingly, the first paragraph on page 30 is hereby deleted and replaced with the following:

        GLOBAL FIXED INCOME PORTFOLIO -- J. DAVID GERMANY, MICHAEL B. KUSHMA, PAUL F. O'BRIEN AND RAM WILLNER. J. David Germany joined the Adviser in 1996 and has been a portfolio manager with MAS since 1991. He was Vice President & Senior Economist for Morgan Stanley from 1989 to 1991. He assumed responsibility for the Global Fixed Income and International Fixed Income Portfolios of the MAS-advised MAS Funds in 1993 and the MAS Funds Multi-Asset-Class Portfolio in 1994. He holds an A.B. degree (Valedictorian) from Princeton University and a Ph.D. in Economics from the Massachusetts Institute of Technology. Michael B. Kushma, a Principal at Morgan Stanley, joined the firm in 1987. He was a member of Morgan Stanley's global fixed income strategy group in the fixed income division from 1987 to 1995, where he became the division's senior government bond strategist. He joined the Adviser in 1995, where he took responsibility for global fixed income bond strategy. He assumed responsibility for the MAS-advised MAS Funds Global Fixed Income and International Fixed Income Portfolios in 1996. Mr. Kushma received an A.B. in Economics from Princeton University in 1979, and an M.Sc. in Economics from Columbia University in 1983. Paul F. O'Brien joined the Adviser and MAS in 1996. He was head of European Economics from 1993 through 1995 for JP Morgan and a Principal Administrator from 1991 through 1992 for the Organization for Economic Cooperation and Development. He assumed responsibility for the MAS-advised MAS Funds Global Fixed Income and International Fixed Income Portfolios in 1996. Mr. O'Brien holds a B.S. degree from the Massachusetts Institute of Technology and a Ph.D. in Economics from the University of Minnesota. Ram Willner, a Principal of Morgan Stanley, has been a portfolio manager with MAS since April 1, 1998. From 1994 to 1998 he was a Market Strategist/Risk Control Manager and Director of International Bond Research with Pacific Investment Management Company and from 1992 to 1994 he was a Senior Quantitative Analyst for Sanford
    C. Bernstein & Co. Prior to that he was a Vice President of Citibank, NA. Mr. Willner holds a B.A. from Brandeis University, an M.S.I.A. from Carnegie-Mellon University and a D.B.A. from Harvard University. J. David Germany, Michael B. Kushma and Paul F. O'Brien have had primary responsibility for managing the Global Fixed Income Portfolio since September 1997. Ram Willner has shared primary responsibility for managing the Global Fixed Income Portfolio since April 1, 1998.

                                 --------------

    The first paragraph under "EXCHANGE FEATURES" on page 36 is deleted and replaced with the following:

        You may exchange shares of each Portfolio that you own for shares of any other available portfolio(s) of the Fund, subject to certain limitations. You cannot exchange for shares of the International Equity Portfolio because it is currently closed to new investors. In addition, certain portfolios are not operational or may be unavailable to shareholders who purchased portfolio shares through a Financial Intermediary. Contact your Financial Intermediary to determine which portfolios are available for exchange.
                                 --------------

    The second paragraph of the discussion under "DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS" on page 39 is deleted and replaced with the following:

        Each Portfolio, except the High Yield Portfolio, expects to distribute substantially all of its taxable net investment income in the form of quarterly dividends. The High Yield Portfolio expects to distribute substantially all of its taxable net investment income in the form of monthly dividends. Net realized capital gains of each Portfolio, if any, after reduction of any available tax loss carryforwards will be distributed annually.
                                 --------------

    Effective August 10, 1998, the Active Country Allocation Portfolio will be known as the Active International Allocation Portfolio.
                                 --------------

    The Small Cap Value Equity and Balanced Portfolios are no longer a part of Morgan Stanley Institutional Fund, Inc. Following approval by shareholders at a meeting held on June 19, 1998, the Portfolios have liquidated and reorganized into portfolios of MAS Funds.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SUPPLEMENT DATED AUGUST 20, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                   ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO
                 (FORMERLY ACTIVE COUNTRY ALLOCATION PORTFOLIO)

                               A PORTFOLIO OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Prospectus is hereby amended and supplemented to reflect (i) a change to the Portfolio's name; (ii) the reorganization of the Small Cap Value Equity and Balanced Portfolios into portfolios of MAS Funds; and (iii) the re-opening of the Emerging Markets Portfolio to new investors.

                                 --------------

    Effective August 10, 1998, the Active Country Allocation Portfolio will be known as the Active International Allocation Portfolio.

                                 --------------

    The Small Cap Value Equity and Balanced Portfolios are no longer part of the Morgan Stanley Institutional Fund, Inc. Following approval by shareholders at a meeting held on June 19, 1998, the Portfolios have liquidated and reorganized into portfolios of MAS Funds.

                                 --------------

    The first paragraph under "EXCHANGE FEATURES" on page 25 is hereby deleted and replaced with the following:

        You may exchange shares of the Portfolio that you own for shares of any other available portfolio(s) of the Fund, subject to certain limitations. You cannot exchange for shares of the International Equity Portfolio because it is currently closed to new investors. In addition, certain portfolios are not operational or may be unavailable to shareholders who purchased portfolio shares through a Financial Intermediary. Contact your Financial Intermediary to determine which portfolios are available for exchange.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SUPPLEMENT DATED AUGUST 20, 1998
            TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1998

              MORGAN STANLEY INSTITUTIONAL FUND, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Statement of Additional Information is being supplemented to reflect (i) that the name of the Active Country Allocation Portfolio has been changed to the Active International Allocation Portfolio; (ii) the re-opening of the Emerging Markets Portfolio to new investors; and (iii) the reorganization of the Small Cap Value Equity and Balanced Portfolios into portfolios of MAS Funds.

                                 --------------

    Effective August 10, 1998, the Active Country Allocation Portfolio will be known as the Active International Allocation Portfolio.

                                 --------------

    The last sentence under "PURCHASE OF SHARES" on page 21 is deleted and replaced with the following:

        The International Equity Portfolio is currently closed to new investors with the exception of certain Morgan Stanley customers, employees of Morgan Stanley, certain tax-qualified retirement plans and other investment companies advised by Morgan Stanley Asset Management Inc. and its affiliates.

                                 --------------

    The Small Cap Value Equity and Balanced Portfolios are no longer part of Morgan Stanley Institutional Fund, Inc. Following approval by shareholders at a meeting held on June 19, 1998, the Portfolios have liquidated and reorganized into portfolios of MAS Funds.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE